LEASES - Lease liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of leases [Roll Forward]
Balance, beginning of year	$ 121.3	$ 73.8
Additions	34.1	79.7
Interest expense	8.4	7.5
Foreign exchange impact	(11.0)	1.0
Principal lease payments	(20.6)	(6.0)
Interest payments	(8.0)	(5.3)
UJV lease adjustment	0.0	(29.4)
Balance, end of year	124.2	121.3
Current portion	28.8	21.1
Non-current portion	95.4	100.2
Lease obligations	$ 124.2	$ 121.3